Note 10 - Stock Option Plan and Stock-based Compensation - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beginning balance, number of shares outstanding (in shares)	112,932	127,778
Options cancelled (in shares)	(47,461)	(14,846)
Ending balance, number of shares outstanding (in shares)	65,471	112,932
Vested (in shares)	65,471
Vested and expected to vest (in shares)	65,471
Beginning balance, weighted average exercise price per share (in dollars per share)	$ 15.37	$ 15.37
Options cancelled, weighted average exercise price per share (in dollars per share)
Ending balance, weighted average exercise price per share (in dollars per share)	16.86	$ 15.37
Vested, weighted average exercise price per share (in dollars per share)	16.86
Vested and expected to vest, weighted average exercise price per share (in dollars per share)	$ 16.86
Share-based Payment Arrangement, Option [Member]
Beginning balance, number of shares available for grant (in shares)	343,871	329,025
Number of shares available for grant, options cancelled (in shares)	47,461	14,846
Effect of plan amendment on business combination (in shares)	(391,332)
Ending balance, number of shares available for grant (in shares)		343,871